Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2023
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2023	31 December 2022

Short-term bank deposits	2 145	4 685
Cash and bank accounts	4 702	5 288
Cash and cash equivalents	6 848	9 973

Bank overdrafts	(53)	(83)
Cash and cash equivalents in the statement of cash flows	6 794	9 890

Summary Of Investments In Short term Debt Securities

Million US dollar	30 June 2023	31 December 2022

Investment in unquoted companies	150	149
Investment on debt securities	29	26
Non-current investments	179	175

Investment on debt securities	85	97
Current investments	85	97